Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Belgium (3.9%)
*	Argenx SE	1,605,438	946,655
	UCB SA	4,354,006	838,357
			1,785,012
Brazil (0.0%)
*,1	Hapvida Participacoes e Investimentos SA	8,909,471	5,425
China (0.7%)
*,2	Zai Lab Ltd. ADR	3,305,131	99,881
*	Zai Lab Ltd.	29,739,200	90,678
*	Legend Biotech Corp. ADR	1,437,205	64,703
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	47,973
			303,235
Denmark (6.1%)
	Novo Nordisk A/S Class B	20,344,088	2,281,895
*	Genmab A/S	1,656,337	370,949
*	Ascendis Pharma A/S ADR	569,315	69,923
*	Genmab A/S ADR	2,285,855	51,020
			2,773,787
Japan (7.6%)
	Daiichi Sankyo Co. Ltd.	32,963,797	1,072,913
	Chugai Pharmaceutical Co. Ltd.	14,225,047	676,849
[3]	Eisai Co. Ltd.	19,123,817	647,917
	Otsuka Holdings Co. Ltd.	7,470,100	451,274
	Astellas Pharma Inc.	32,684,878	382,685
	Terumo Corp.	13,952,800	265,735
			3,497,373
Switzerland (4.2%)
	Novartis AG (Registered)	13,539,520	1,469,123
*	Galderma Group AG	3,795,952	355,645
	Tecan Group AG (Registered)	314,428	79,447
			1,904,215
United Kingdom (7.5%)
	AstraZeneca plc	17,636,106	2,509,505
	GSK plc	36,708,771	662,908
*,2,3	Immunocore Holdings plc ADR	4,582,598	141,281
*,3	Autolus Therapeutics plc ADR	19,356,365	65,231
	Genus plc	1,791,160	48,414
			3,427,339
United States (67.7%)
	Eli Lilly & Co.	4,734,873	3,928,714
	UnitedHealth Group Inc.	6,347,754	3,583,307
	Merck & Co. Inc.	21,914,647	2,242,307
	Danaher Corp.	5,019,457	1,233,080
*	Boston Scientific Corp.	14,284,451	1,200,180
*	Vertex Pharmaceuticals Inc.	2,463,087	1,172,380
	Pfizer Inc.	40,819,332	1,155,187
*	Edwards Lifesciences Corp.	15,371,824	1,030,066
*	Alnylam Pharmaceuticals Inc.	3,616,776	964,196
*	Intuitive Surgical Inc.	1,788,338	901,036
	Elevance Health Inc.	2,143,351	869,686
	Thermo Fisher Scientific Inc.	1,581,929	864,239
*	Biogen Inc.	4,558,453	793,171
	Abbott Laboratories	6,184,132	701,095
	HCA Healthcare Inc.	1,672,340	599,935
*	Centene Corp.	7,929,793	493,709
	Cencora Inc.	2,056,831	469,122
	Agilent Technologies Inc.	3,425,831	446,420

Vanguard® Health Care Fund
		Shares	Market Value ($000)
	Stryker Corp.	1,192,838	424,984
	Humana Inc.	1,594,883	411,209
*	Charles River Laboratories International Inc.	1,999,115	357,002
*	Exact Sciences Corp.	5,033,812	346,981
*	Align Technology Inc.	1,667,972	341,984
*	United Therapeutics Corp.	903,467	337,870
*	Molina Healthcare Inc.	995,087	319,642
*,3	Apellis Pharmaceuticals Inc.	10,088,600	275,015
*	Vaxcyte Inc.	2,547,184	270,893
*	REVOLUTION Medicines Inc.	5,021,485	268,649
*	Moderna Inc.	4,605,515	250,356
*,3	Acadia Healthcare Co. Inc.	5,568,412	237,716
*	Qiagen NV	5,562,240	234,170
*,3	Denali Therapeutics Inc.	8,797,384	228,380
*,3	Alkermes plc	8,601,892	221,069
*	Ionis Pharmaceuticals Inc.	5,733,312	220,102
*,3	Amicus Therapeutics Inc.	18,593,958	212,343
*	Regeneron Pharmaceuticals Inc.	249,894	209,461
*	Cytokinetics Inc.	4,067,922	207,464
*	Sarepta Therapeutics Inc.	1,476,537	186,044
	Encompass Health Corp.	1,863,415	185,335
*	Blueprint Medicines Corp.	2,090,064	182,902
*,3	Guardant Health Inc.	8,330,090	182,262
*,2,3	Structure Therapeutics Inc. ADR	4,179,177	171,973
*,3	PTC Therapeutics Inc.	4,022,479	160,577
*	PACS Group Inc.	3,697,521	157,810
*	Option Care Health Inc.	5,904,296	136,035
*,3	Akero Therapeutics Inc.	4,401,168	135,688
*	Crinetics Pharmaceuticals Inc.	2,284,367	127,833
*,3	Celldex Therapeutics Inc.	4,547,257	118,502
*	Evolent Health Inc. Class A	4,976,700	116,206
*	Glaukos Corp.	849,153	112,301
*,3	Rocket Pharmaceuticals Inc.	6,490,225	108,062
*	Xenon Pharmaceuticals Inc.	2,542,337	104,516
*	Apogee Therapeutics Inc.	1,999,952	104,078
*	Surgery Partners Inc.	3,609,838	103,963
*	Kymera Therapeutics Inc.	2,229,243	102,924
*	Avidity Biosciences Inc.	2,353,589	99,463
*,3	agilon health Inc.	38,679,760	98,633
*	Merus NV	1,580,677	78,923
*,3	Prothena Corp. plc	4,504,435	76,575
*	Syndax Pharmaceuticals Inc.	2,987,450	56,343
*	Nuvalent Inc. Class A	249,000	22,034
			30,952,102
Total Common Stocks (Cost $28,213,070)			44,648,488
Temporary Cash Investments (2.3%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.834%	498,992	49,894
		Face Amount ($000)
Repurchase Agreements (2.2%)
	Bank of America Securities LLC, 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $15,002,000, collateralized by Fannie Mae 2.000%–6.000%, 7/1/29–7/1/54, and Freddie Mac 2.000%–6.000%, 12/1/34–10/1/54, with a value of $15,300,000)	15,000	15,000
	Bank of Nova Scotia, 4.840%, 11/1/24 (Dated 10/31/24, Repurchase Value $131,418,000, collateralized by U.S. Treasury Bill 0.000%, 1/23/25–5/1/25, and U.S. Treasury Note/Bond 0.500%–4.500%, 3/31/25–8/15/51, with a value of $134,046,000)	131,400	131,400
	Barclays Capital Inc., 4.860%, 11/1/24 (Dated 10/31/24, Repurchase Value $116,916,000, collateralized by U.S. Treasury Note/Bond 0.500%, 10/31/27, with a value of $119,238,000)	116,900	116,900
	BNP Paribas Securities Corp., 4.840%, 11/1/24 (Dated 10/31/24, Repurchase Value $98,513,000, collateralized by U.S. Treasury Floating Rate Note 4.687%, 7/31/25, and U.S. Treasury Note/Bond 0.375%–4.750%, 5/15/26–2/15/45, with a value of $100,470,000)	98,500	98,500
	BNP Paribas Securities Corp., 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $82,311,000, collateralized by Fannie Mae 1.820%–7.277%, 11/1/29–10/1/54, Freddie Mac 3.710%–7.000%, 7/1/29–11/1/54, Ginnie Mae 3.000%–7.500%, 1/20/41–10/20/54, and U.S. Treasury Note/Bond 1.375%–4.500%, 12/31/24–5/31/29, with a value of $83,946,000)	82,300	82,300

Vanguard® Health Care Fund
	Face Amount ($000)	Market Value ($000)
Credit Agricole Securities Inc., 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $36,205,000, collateralized by U.S. Treasury Note/Bond 4.625%, 4/30/31, with a value of $36,924,000)	36,200	36,200
HSBC Bank USA, 4.840%, 11/1/24 (Dated 10/31/24, Repurchase Value $90,412,000, collateralized by U.S. Treasury Note/Bond 2.250%, 11/15/24, with a value of $92,208,000)	90,400	90,400
HSBC Bank USA, 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $69,509,000, collateralized by Fannie Mae 2.000%–6.500%, 11/1/31–9/1/54, and Freddie Mac 3.000%–7.000%, 6/1/34–12/1/53, with a value of $70,890,000)	69,500	69,500
JP Morgan Securities LLC, 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $24,003,000, collateralized by U.S. Treasury Bill 0.000%, 11/5/24–3/6/25, U.S. Treasury Floating Rate Note 4.687%–4.731%, 4/30/25–4/30/26, and U.S. Treasury Note/Bond 0.375%–5.000%, 11/15/24–10/31/31, with a value of $24,480,000)	24,000	24,000
Natixis SA, 4.850%, 11/1/24 (Dated 10/31/24, Repurchase Value $67,709,000, collateralized by Federal Home Loan Bank 3.000%–4.150%, 10/24/29–6/1/38, Freddie Mac 2.150%, 7/13/40, U.S. Treasury Inflation Indexed Note 0.125%–1.750%, 1/15/34–2/15/51, and U.S. Treasury Note/Bond 0.750%–4.750%, 8/15/25–5/15/47, with a value of $69,054,000)	67,700	67,700
Nomura International plc, 4.860%, 11/1/24 (Dated 10/31/24, Repurchase Value $150,820,000, collateralized by U.S. Treasury Inflation Indexed Note 0.375%–3.875%, 7/15/27–2/15/49, and U.S. Treasury Note/Bond 1.250%–4.750%, 12/31/26–11/15/47, with a value of $153,816,000)	150,800	150,800
RBC Capital Markets LLC, 4.860%, 11/1/24 (Dated 10/31/24, Repurchase Value $104,214,000, collateralized by Freddie Mac 3.500%, 5/1/47, and U.S. Treasury Note/Bond 0.375%, 11/30/25, with a value of $106,284,000)	104,200	104,200
		986,900
Total Temporary Cash Investments (Cost $1,036,793)		1,036,794
Total Investments (100.0%) (Cost $29,249,863)		45,685,282
Other Assets and Liabilities—Net (0.0%)		11,307
Net Assets (100%)		45,696,589
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, the aggregate value was $5,425,000, representing 0.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,620,000.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $49,846,000 was received for securities on loan.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Vanguard® Health Care Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	30,957,527	—	—	30,957,527
Common Stocks—Other	492,039	13,198,922	—	13,690,961
Temporary Cash Investments	49,894	986,900	—	1,036,794
Total	31,499,460	14,185,822	—	45,685,282
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2024 Market Value ($000)
Acadia Healthcare Co. Inc.	NA1	163,051	—	—	(175,652)	—	—	237,716
agilon health Inc.	179,707	41,448	—	—	(122,522)	—	—	98,633
Akero Therapeutics Inc.	—	123,740	—	—	11,948	—	—	135,688
Alkermes plc	232,681	—	—	—	(11,612)	—	—	221,069
Amicus Therapeutics Inc.	NA1	98,281	—	—	(12,163)	—	—	212,343
Apellis Pharmaceuticals Inc.	601,469	21,678	—	—	(348,132)	—	—	275,015
Autolus Therapeutics plc ADR	—	93,241	—	—	(28,010)	—	—	65,231
Celldex Therapeutics Inc.	NA1	89,943	—	—	(49,617)	—	—	118,502
Denali Therapeutics Inc.	NA1	69,516	—	—	77,206	—	—	228,380
Eisai Co. Ltd.	900,515	—	—	—	(252,598)	18,196	—	647,917
Guardant Health Inc.	—	250,773	—	—	(68,511)	—	—	182,262
Immunocore Holdings plc ADR	209,467	74,752	—	—	(142,938)	—	—	141,281
Prothena Corp. plc	NA1	39,304	—	—	(30,702)	—	—	76,575
PTC Therapeutics Inc.	NA1	49,704	32,805	(7,661)	62,793	—	—	160,577
Rocket Pharmaceuticals Inc.	NA1	57,986	—	—	(67,489)	—	—	108,062
Sage Therapeutics Inc.	110,372	—	53,615	(129,435)	72,678	—	—	—
Structure Therapeutics Inc. ADR	105,169	86,401	—	—	(19,597)	—	—	171,973
Syndax Pharmaceuticals Inc.	87,069	—	23,383	(5,466)	(1,877)	—	—	NA2
Vanguard Market Liquidity Fund	14,873	NA3	NA3	1	—	—	—	49,894
Total	2,441,322	1,259,818	109,803	(142,561)	(1,106,795)	18,196	—	3,131,118
1	Not applicable—at January 31, 2024, the issuer was not an affiliated company of the fund.
2	Not applicable—at October 31, 2024, the security was still held, but the issuer was no longer an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.